Annual Fund Operating Expenses - PIMCO RAE PLUS EMG Fund	Jul. 30, 2021
Institutional
Operating Expenses:
Management Fees	1.10%	[1]
Distribution and/or Service (12b-1) Fees
Other Expenses	0.04%	[2]
Total Annual Fund Operating Expenses	1.14%
I-2
Operating Expenses:
Management Fees	1.20%	[1]
Distribution and/or Service (12b-1) Fees
Other Expenses	0.04%	[2]
Total Annual Fund Operating Expenses	1.24%
A
Operating Expenses:
Management Fees	1.25%	[1]
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.04%	[2]
Total Annual Fund Operating Expenses	1.54%
C
Operating Expenses:
Management Fees	1.25%	[1]
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.04%	[2]
Total Annual Fund Operating Expenses	2.29%

[1]	Expense information in the table has been restated to reflect current Management Fees.
[2]	“Other Expenses” include interest expense of 0.04%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”). Excluding interest expense, Total Annual Fund Operating Expenses are 1.10%, 1.20%, 1.50% and 2.25% for Institutional Class, I-2, Class A and Class C shares, respectively.